Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of defined benefit plans [line items]
Net defined benefit plan expense recognized in net income	$ 1,512	$ 1,479	$ 1,469	$ 4,888	$ 4,290
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	69	70	54	207	163
Past service cost				(32)
Net interest (income) expense	(2)	(2)	(5)	(7)	(13)
Special termination benefits				9
Plan administration costs	2	2	2	6	5
Net defined benefit plan expense recognized in net income	69	70	51	183	155
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	3	4	3	10	8
Past service cost				(1)
Net interest (income) expense	5	5	6	15	18
Net defined benefit plan expense recognized in net income	$ 8	$ 9	$ 9	$ 24	$ 26